NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund (formerly, NVIT Wells Fargo Discovery Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund

Supplement dated February 16, 2023
to the Prospectus dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective February 21, 2023, the Prospectus is amended as follows:

a.	The information under the heading “Selective Disclosure of Portfolio Holdings” on page 117 of the Prospectus is deleted in its entirety and replaced with the following:

Except for the NVIT Jacobs Levy Large Cap Core Fund and NVIT Jacobs Levy Large Cap Growth Fund, each Fund posts onto the internet site for the Trust (nationwide.com/mutualfundsnvit) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the U.S. Securities and Exchange Commission ("SEC"). The NVIT Jacobs Levy Large Cap Core Fund and NVIT Jacobs Levy Large Cap Growth Fund do not post onto the Trust's internet site their securities holdings, although they report their portfolio holdings to the SEC up to 60 days after the end of each fiscal quarter for the Trust. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE